Segment information (Tables)	9 Months Ended
Sep. 30, 2025
Operating segments [Abstract]
Schedule of segment information	We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Revenue:
Social casino games	$79,618	$75,171	$219,237	$235,326
iGaming	16,229	7,810	44,915	24,034
Total Revenue	$95,847	$82,981	$264,152	$259,360
Advertising expenses:
Social casino games	$6,725	$6,174	$19,968	$23,955
iGaming	6,594	1,655	17,333	7,020
Total advertising expenses	$13,319	$7,829	$37,301	$30,975
Depreciation and amortization (including right-of-use assets):
Social casino games	$1,612	$362	$2,220	$1,606
iGaming	899	837	2,581	2,484
Total depreciation and amortization (including right-of-use assets)	$2,511	$1,199	$4,801	$4,090
Interest income:
Social casino games	$4,212	$4,045	$12,126	$11,305
iGaming	—	—	—	—
Total interest income	$4,212	$4,045	$12,126	$11,305
Interest expense:
Social casino games	$508	$549	$1,418	$1,582
iGaming	1	8	4	20
Total interest expense	$509	$557	$1,422	$1,602
Profit before income tax:
Social casino games	$43,746	$34,181	$110,305	$117,386
iGaming	(2,623)	(281)	(5,784)	(2,595)
Total profit before income tax	$41,123	$33,900	$104,521	$114,791

Schedule of revenue and noncurrent assets by geographical location
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
U.S.	$60,996	$65,146	$182,507	$205,275
Canada	4,796	4,980	14,043	14,800
United Kingdom	15,929	6,133	42,268	19,287
Korea	—	—	—	—
International-other	14,126	6,722	25,334	19,998
Total	$95,847	$82,981	$264,152	$259,360
The following table presents non-current assets by geographical regions (in thousands):

	September 30, 2025	December 31, 2024
Korea	$2,444	$2,479
U.S.	416,077	416,835
Europe	103,781	29,818
Total (1)	$522,302	$449,132
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.